Equity Method Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 163,074	¥ 148,045
Investment in affiliates, market value	157,932	196,793
Investment in affiliates, dividends received	25,820	25,574	¥ 25,775
Investment in affiliates over underlying equity in net assets	¥ 144,709	¥ 112,977
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%
ORIX Credit Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	34.00%
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%